Significant accounting judgements estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
The Company’s calculation of the value in use related to the aforementioned CGUs is more sensitive to the following assumptions:

	As of December 31, 2022		As of December 31, 2021
	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	11.9%	7.9%	10.4%	6.1%
Discount rates (before taxes)	18.7%	11.6%	16.6%	10.0%
Prices of Crude oil, LPG and Natural gas
Crude oil (USD/bbl) (1)
2022	—	—	73.0	65.8
2023	80.3	72.2	70.1	63.0
2024	92.8	88.3	70.5	63.5
2025	84.0	79.9	65.9	58.9
As from 2026	79.3	78.3	64.6	58.9
Natural gas-local prices (USD/MMBTU) (2)
As from	3.9	3.0	3.3	3.0
LPG-local prices (USD/tn.)
As from	250.4	—	300	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.
(2)	Millions of British Themal Units (“MMBTU”).

Schedule of sensitivity analysis for CGU's with respect to change in assumptions

	As of December 31, 2022		As of December 31, 2021
	Argentina (1)	Mexico	Argentina (2)	Mexico

Discount rate	+/- 10%	+/- 10%	+/- 10%	+/- 10%
Carrying amount	- /-	- / -	(98) /-	- / -
Expected prices of Crude oil, Natural gas and LPG	+/- 10%	+/- 10%	+/- 10%	+/- 10%
Carrying amount	- /(41,816)	- / -	- / (31,773)	- / -

(1)	Related to the operated concessions of conventional oil and gas concessions CGU (see Note 36 for further information).
(2)	Related to the operated and non-operating concessions of conventional oil and gas concessions CGU.